Shareholder's equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Feb. 19, 2021	Dec. 31, 2021	Jul. 29, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Common Stock, Shares Authorized		500,000,000		500,000,000
Common stock, par value		$ 0.0001		$ 0.0001
Common Stock, Shares, Issued		166,207,190		115,745,455
Common Stock, Shares, Outstanding		166,207,190		115,745,455
Shares, outstanding (in shares)				115,745,455
Preferred Stock, Shares Authorized		10,000,000		10,000,000
Transaction Bonus		$ 5.2
Preferred stock issued (in shares)		0		0
Preferred stock outstanding (in shares)		0		0
Public Warrant [Member]
Class of Stock [Line Items]
Class of Warrant or Right, Exercised during period		840,456
Common Class A
Class of Stock [Line Items]
Common Stock, Shares Authorized		510,000,000
Common Stock, Shares, Issued		166,207,190
Common Stock, Shares, Outstanding		166,207,190	165,978,740
Class of Warrant or Right, Issued During Period		228,450
SIS Holdings, LP [Member]
Class of Stock [Line Items]
Common stock, par value	$ 0.0001
Payment made to redeem shares	$ 97.9
Common Stock, Shares, Issued				115,745,455
Common Stock, Shares, Outstanding				115,745,455
Stock redeemed or called and retired during period (in shares)	9,645,455
Sale of stock, percentage of ownership after transaction		64.00%